UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 13F

FORM 13F COVER PAGE

Report for the Quarter Ended:	March 31, 2011
Check here if Amendment [ ]
This Amendment (check only one):[ ] is a restatement.
[ ] Adds new holdings entries.

Institutional Investment Manager Filing this Report:

McIntyre, Freedman, & Flynn Investment Advisers, Inc.
P.O. Box 1689, 4 Main Street
Orleans, MA 02653

13F File Number: 28-05682

The institutional investment manager filing this report and the person by whom it is signed, hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person signing this Report on Behalf of Reporting Manager:

Name:	Thomas P. McIntyre
Title:	President
Phone:	(508) 255-1651

Signature, Place, and Date of Signing:

Thomas P. McIntyre, Orleans, MA May 13, 2011
Report Type (Check only one)

[X]	13F HOLDINGS REPORT

[  ]	13F NOTICE

[  ]	13F COMBINATION REPORT

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers: 0

Form 13F Information Table Entry Total: 76

Form 13F Information Table Value Total:   $51333
List of Other Included Managers:

 No.  13F File Number     Name



                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Abbott Laboratories            COM              002824100      239     4890 SH       SOLE                                       4890
Akamai Technologies Inc.       COM              00971T101      948    24889 SH       SOLE                     1000             23889
Altria Group Inc               COM              02209S103      963    36882 SH       SOLE                     4000             32882
Arbor Realty Trust Inc         COM              038923108      737   130700 SH       SOLE                   130700
At&t Inc.                      COM              00206R102      328    10666 SH       SOLE                                      10666
Avanir Pharmaceuticals, Inc    COM              05348P401      164    41000 SH       SOLE                                      41000
Biogen Idec Inc.               COM              09062X103      830    11550 SH       SOLE                                      11550
Blackstone Group L.P.          COM              09253U108     1138    62850 SH       SOLE                                      62850
Boeing Company                 COM              097023105     1494    20250 SH       SOLE                                      20250
Breitburn Energy Partners, L.P COM              106776107      326    15127 SH       SOLE                    10200              4927
Brocade Communications Sys     COM              111621306      942   152650 SH       SOLE                    10000            142650
Castle Brands Inc              COM              148435100      208   630000 SH       SOLE                   630000
Caterpillar Inc                COM              149123101     2175    19500 SH       SOLE                                      19500
Chevron Corp                   COM              166764100      413     3820 SH       SOLE                                       3820
Chimera Investment Corp        COM              16934Q109       89    22500 SH       SOLE                    22500
Citigroup, Inc.                COM              172967424       53    11922 SH       SOLE                                      11922
Coca-Cola Company              COM              191216100      317     4800 SH       SOLE                                       4800
Conagra Foods, Inc.            COM              205887102      312    13100 SH       SOLE                                      13100
Cp Pokphand Ltd Sponsored Adr  COM              125918201       36    10600 SH       SOLE                                      10600
Crosstex Energy Inc            COM              22765Y104      300    29900 SH       SOLE                    29900
Crosstex Energy Lp             COM              22765U102      169    10000 SH       SOLE                    10000
Dominion Resources Inc.        COM              25746U109      469    10384 SH       SOLE                                      10384
Dow Chemical Company           COM              260543103     2150    57700 SH       SOLE                     2000             55700
Duke Energy Corp.              COM              26441C105     1195    65748 SH       SOLE                                      65748
Duncan Energy Partners L.P.    COM              265026104      202     5000 SH       SOLE                     5000
Dupont De Nemours & Co.        COM              263534109      596    10765 SH       SOLE                                      10765
Emc Corporation                COM              268648102     1219    45250 SH       SOLE                                      45250
Enterprise Products Part Lp    COM              293792107     1912    44334 SH       SOLE                     2000             42334
Exxon Mobil Corporation        COM              30231G102      202     2390 SH       SOLE                                       2390
Flextronics International Ltd. COM              Y2573F102     1544   202950 SH       SOLE                     5000            197950
Fortress Investment Cl A       COM              34958B106       91    16000 SH       SOLE                    16000
Freeport-Mcmoran Copper        COM              35671D857      997    18050 SH       SOLE                                      18050
Glaxo Smithkline Ads           COM              37733W105      400    10400 SH       SOLE                                      10400
Glu Mobile, Inc.               COM              379890106      216    50000 SH       SOLE                    50000
H.J. Heinz Company             COM              423074103      219     4500 SH       SOLE                                       4500
Ibm Corp                       COM              459200101      496     3030 SH       SOLE                                       3030
Illinois Tool Works Inc.       COM              452308109      357     6666 SH       SOLE                                       6666
Intel Corporation              COM              458140100      465    22744 SH       SOLE                                      22744
Ishares Nasdaq Biotech         COM              464287556      672     6750 SH       SOLE                                       6750
Johnson & Johnson              COM              478160104      471     7936 SH       SOLE                                       7936
Lgl Group, Inc.                COM              50186A108      243    17500 SH       SOLE                    17500
Marathon Oil Corp              COM              565849106     2023    38200 SH       SOLE                                      38200
Markwest Energy Partners Lp    COM              570759100      339     7000 SH       SOLE                     7000
Mcdonald's Corp.               COM              580135101      408     5384 SH       SOLE                                       5384
Merck & Co. Inc.               COM              58933Y105      389    11668 SH       SOLE                                      11668
Microsoft Corporation          COM              594918104      439    17135 SH       SOLE                                      17135
Netgear Inc                    COM              64111Q104     1112    33950 SH       SOLE                                      33950
Newcastle Investment Corp      COM              65105M108      242    40000 SH       SOLE                    40000
Novartis Ag                    COM              66987V109      253     4650 SH       SOLE                                       4650
Paid Inc                       COM              69561N204       12    45600 SH       SOLE                                      45600
Pengrowth Energy Corporation   COM              70706P104      406    29450 SH       SOLE                                      29450
People's United Financial, Inc COM              712704105      513    40850 SH       SOLE                     1000             39850
Pepsico, Inc.                  COM              713448108      208     3200 SH       SOLE                                       3200
Pfizer Inc.                    COM              717081103      578    28400 SH       SOLE                    28000               400
Philip Morris Intl             COM              718172109      471     7168 SH       SOLE                                       7168
Pioneer Drilling Co            COM              723655106     1543   113100 SH       SOLE                    20900             92200
Powershares Qqq Trust Sr 1     COM              73935A104     1540    26850 SH       SOLE                                      26850
Procter & Gamble Co.           COM              742718109      448     7226 SH       SOLE                                       7226
Resource America Inc           COM              761195205      302    47500 SH       SOLE                    47500
Reynolds American Inc.         COM              761713106      273     7600 SH       SOLE                                       7600
Ryder System Inc.              COM              783549108     1573    31350 SH       SOLE                                      31350
Sandridge Energy, Inc.         COM              80007P307      454    35500 SH       SOLE                    35500
Sara Lee Corp.                 COM              803111103      557    31462 SH       SOLE                                      31462
Sirius XM Radio Inc            COM              82967N108       25    15000 SH       SOLE                    15000
Southern Company               COM              842587107      377     9891 SH       SOLE                                       9891
Southwestern Energy Co.        COM              845467109      975    22550 SH       SOLE                                      22550
Spectra Energy Corp            COM              847560109     2060    75525 SH       SOLE                     7500             68025
Suncor Energy                  COM              867224107      964    21600 SH       SOLE                                      21600
Teco Energy Inc.               COM              872375100      361    19247 SH       SOLE                                      19247
Time Warner Inc                COM              887317303      220     6166 SH       SOLE                                       6166
Vanguard Cons Stpls Etf        COM              92204A207     1067    14100 SH       SOLE                                      14100
Vanguard Energy Etf            COM              92204A306      468     4000 SH       SOLE                                       4000
Vanguard Health Care Etf       COM              92204A504     1017    16950 SH       SOLE                                      16950
Vanguard Industrials Etf       COM              92204A603      372     5300 SH       SOLE                                       5300
Vanguard Materials Etf         COM              92204A801     1180    13550 SH       SOLE                                      13550
Verizon Communications, Inc.   COM              92343V104     1868    48578 SH       SOLE                     3000             45578